Income tax expense - Current tax assets and liabilities (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Disclosure Of Current Tax Assets Liabilities [Abstract]
Current tax assets	₩ 228,229	$ 157,994	₩ 61,613
Current tax liabilities	₩ 723,368	$ 500,757	₩ 127,126